INCOME TAX - Disclosure of income tax expense (recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current income tax:
Current expense	$ 3,002	$ 1,156
Current tax adjustments related to prior periods	0	(264)
Current income tax expense	3,002	892
Deferred income tax:
Origination and reversal of temporary differences	47,036	5,405
Deferred tax adjustments related to prior periods	105	535
Deferred income tax expense	47,141	5,940
Income tax expense	$ 50,143	$ 6,832